Note 8 - Gold Loan Payable and Gold in Trust - Gold in Trust (Details)			8 Months Ended	12 Months Ended
	Nov. 21, 2019 CAD ($)	Sep. 27, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Gold in trust, amount
Sale of gold in trust, amount				(1,577,704)
Gain on sale, amount				200,932
Change in fair value through profit & loss, amount				236,217
Foreign exchange difference, amount				(73,937)
Gold in trust, amount			$ 1,576,366	$ 1,576,366
Gold loan [member]
Statement Line Items [Line Items]
Gold in trust, ounces			1,597
Gold in trust, amount			$ 2,790,858
Sale of gold in trust, ounces	400	400	(800)
Sale of gold in trust, amount	$ (777,704)	$ (800,000)	$ (1,577,704)
Gain on sale, amount	$ 88,228	$ 112,704	200,932
Change in fair value through profit & loss, amount			236,217
Foreign exchange difference, amount			$ (73,937)
Gold in trust, ounces			797	797
Gold in trust, amount			$ 1,576,366	$ 1,576,366